Rule 497(e)
Registration No. 033-69804
1940 Act File No. 811-08062

NICHOLAS EQUITY INCOME FUND, INC.

     Supplement Dated February 5, 2007

To the Class I Prospectus and the Class N Prospectus,

Dated July 31, 2006 and January 31, 2007, respectively

This Supplement updates certain information contained in the above-referenced Prospectuses of Nicholas Equity Income Fund, Inc. (the "Fund "). The Board of Directors of the Fund, at the recommendation of the Adviser, has elected to close Class N and lower the minimum initial investment for Class I. Effective immediately: the minimum initial investment for Class I will be $500; and effective February 12, 2007: Class N of the Fund will be closed to new investors and to additional purchases by existing shareholders. Existing investors will be contacted by the Fund and given the option to exchange their Class N shares for Class I shares of the Fund. The Fund’s Class I shares have no distribution and no servicing fees.

Effective immediately, the minimum investment on the inside cover page and in the first line of the table in the Fund's Class I Prospectus, dated July 31, 2006, under the heading "PURCHASE OF FUND SHARES" is changed to $500.

Effective immediately, paragraphs three and four in the Fund's Class I Prospectus, dated July 31, 2006, under the heading "Other Information about Purchasing Fund Shares" in the section "PURCHASE OF FUND SHARES" are deleted.

Effective February 12, 2007, the following language has been added to or replaces similar language on the front cover page and inside cover page of the Fund's Class N Prospectus, dated January 31, 2007:

Nicholas Equity Income Fund, Inc. Class N – Closed to Investors

Effective February 12, 2007, the fourth paragraph on page three of the Fund's Class N Prospectus, dated January 31, 2007, in the section "OVERVIEW OF THE FUNDS" is replaced with the following:

Nicholas Equity Income Fund, Inc. Class N – Closed to Investors

The heading on page 24 in the Fund's Class N Prospectus, dated January 31, 2007, in the section "FINANCIAL HIGHLIGHTS" is replaced with the following:

Nicholas Equity Income Fund, Inc. Class N – Closed to Investors